Contingencies (Smoking and Health Litigation) (Narrative) (Details)	Dec. 31, 2012 litigation_case	Dec. 31, 2011 litigation_case	Dec. 31, 2010 litigation_case
Individual Smoking And Health Cases [Member]
Loss Contingencies [Line Items]
Cases brought against PM	76	75	94
Individual Smoking And Health Cases [Member] | Argentina [Member]
Loss Contingencies [Line Items]
Cases brought against PM	30
Individual Smoking And Health Cases [Member] | Brazil [Member]
Loss Contingencies [Line Items]
Cases brought against PM	29
Individual Smoking And Health Cases [Member] | Canada [Member]
Loss Contingencies [Line Items]
Cases brought against PM	2
Individual Smoking And Health Cases [Member] | Chile [Member]
Loss Contingencies [Line Items]
Cases brought against PM	4
Individual Smoking And Health Cases [Member] | Costa Rica [Member]
Loss Contingencies [Line Items]
Cases brought against PM	2
Individual Smoking And Health Cases [Member] | Greece [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1
Individual Smoking And Health Cases [Member] | Italy [Member]
Loss Contingencies [Line Items]
Cases brought against PM	5
Individual Smoking And Health Cases [Member] | The Philippines [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1
Individual Smoking And Health Cases [Member] | Scotland [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1
Individual Smoking And Health Cases [Member] | Turkey [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1
Smoking And Health Class Actions [Member]
Loss Contingencies [Line Items]
Cases brought against PM	11	10	11
Smoking And Health Class Actions [Member] | Brazil [Member]
Loss Contingencies [Line Items]
Cases brought against PM	2
Smoking And Health Class Actions [Member] | Canada [Member]
Loss Contingencies [Line Items]
Cases brought against PM	9